May 29, 2026
PD International Large-Cap Index Portfolio | PD International Large-Cap Index Portfolio

PD International Large-Cap Index Portfolio – In the Principal Investment Strategies subsection, the following is added after the first sentence of the third paragraph:

The Fund will generally hold these securities in approximately the same proportions as their weightings in the index.

Also in the Principal Investment Strategies subsection, the following is added after the first sentence of the sixth paragraph:

The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

SUPPLEMENT DATED MAY 29, 2026

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2026

FOR CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2026 for Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are as of the date of this supplement. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

This supplement applies only to the PD Emerging Markets Index Portfolio and the PD International Large-Cap Index Portfolio (each a “Fund”). Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified under the circumstances discussed below.